Convertible Notes Payable (Details 1) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes Payable [Abstract]
Principal amount		$ 330,000
Less: unamortized debt discount		(268,125)
Convertible notes payable, net		$ 61,875